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NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI 53202
414-665-6103
                                 July 15, 2004

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Mason Street Funds, Inc.
          File No. 333-17361
          EDGAR CIK:  0001023744

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Statement of Additional Information dated July 9, 2004 for the above-referenced entity does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Registration statement on Form N-1A. This Amendment was filed electronically on July 9, 2004.

     Any comments on this filing should be directed to Michael W. Zielinski, Assistant Secretary, at 414-665-6103.

     This filing is being effected by direct transmission to the Commission's EDGAR System.

                                                Very truly yours,




                                                /s/Sara A. Holm
                                                Paralegal Specialist